Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels' depreciation	$ 2,409	$ 2,398	$ 4,786	$ 4,788
Depreciation on office furniture and equipment	8	10	17	19
Depreciation of right of use asset	89	82	177	164
Total	$ 2,506	$ 2,490	$ 4,980	$ 4,971